Income Taxes - Schedule of Net Loss (Income) Before Tax on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Loss (Income) Before Tax on Income [Abstract]
Domestic (Israel)	$ 31,065	$ 28,224	$ 33,100
Foreign	679	916	642
Loss before taxes on income	$ 31,744	$ 29,141	$ 33,742